Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	1.80947%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,013,721.64

Principal:
Principal Collections	$14,755,006.90
Prepayments in Full	$6,052,575.57
Liquidation Proceeds	$190,044.27
Recoveries	$81,498.47
Sub Total	$21,079,125.21
Collections	$22,092,846.85

Purchase Amounts:
Purchase Amounts Related to Principal	$317,872.37
Purchase Amounts Related to Interest	$1,390.19
Sub Total	$319,262.56

Clean-up Call	0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,412,109.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,412,109.41
Servicing Fee	$275,445.72	$275,445.72	$0.00	$0.00	$22,136,663.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,136,663.69
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,136,663.69
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,136,663.69
Interest - Class A-3 Notes	$98,335.55	$98,335.55	$0.00	$0.00	$22,038,328.14
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$21,885,562.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,885,562.14
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$21,805,410.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,805,410.97
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$21,747,495.97
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,747,495.97
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$21,676,418.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,676,418.47
Regular Principal Payment	$20,417,498.60	$20,417,498.60	$0.00	$0.00	$1,258,919.87
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,258,919.87
Residual Released to Depositor	$0.00	$1,258,919.87	$0.00	$0.00	$0.00
Total		$22,412,109.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,417,498.60
Total					$20,417,498.60
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,417,498.60	$42.27	$98,335.55	$0.20	$20,515,834.15	$42.47
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$20,417,498.60	$12.67	$460,245.22	$0.29	$20,877,743.82	$12.96

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$92,189,580.06	0.1908687	$71,772,081.46	0.1485964
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$314,529,580.06	0.1952460	$294,112,081.46	0.1825717

Pool Information
Weighted Average APR	3.435%	3.442%
Weighted Average Remaining Term	27.23	26.48
Number of Receivables Outstanding	30,032	29,021
Pool Balance	$330,534,861.19	$308,932,462.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$314,529,580.06	$294,112,081.46
Pool Factor	0.1979964	0.1850562

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$14,820,381.43
Targeted Overcollateralization Amount	$14,820,381.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,820,381.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		110	$286,899.19
(Recoveries)		132	$81,498.47
Net Loss for Current Collection Period			$205,400.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7457%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5503%
Second Prior Collection Period			0.5076%
Prior Collection Period			0.6231%
Current Collection Period			0.7709%
Four Month Average (Current and Prior Three Collection Periods)			0.6130%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,919	$12,873,701.21
(Cumulative Recoveries)			$1,928,052.88
Cumulative Net Loss for All Collection Periods			$10,945,648.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6557%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,617.14
Average Net Loss for Receivables that have experienced a Realized Loss			$2,225.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.93%	420	$5,959,872.29
61-90 Days Delinquent	0.25%	56	$777,361.52
91-120 Days Delinquent	0.07%	12	$225,070.66
Over 120 Days Delinquent	0.25%	49	$765,771.72
Total Delinquent Receivables	2.50%	537	$7,728,076.19

Repossession Inventory:
Repossessed in the Current Collection Period		23	$365,285.50
Total Repossessed Inventory		31	$543,226.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3352%
Prior Collection Period			0.3130%
Current Collection Period			0.4032%
Three Month Average			0.3504%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer